T. ROWE PRICE Global Consumer Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
MercadoLibre (USD) (1) 274 535
Total Argentina (Cost $266) 535
CANADA 0.7%
Common Stocks 0.7%
Shopify, Class A (USD) (1) 2,607 249
Total Canada (Cost $179) 249
CHINA 4.2%
Common Stocks 3.8%
Alibaba Group Holding (HKD)  43,400 718
PDD Holdings, ADR (USD) (1) 2,727 323
Tencent Holdings (HKD)  5,200 332
1,373
Common Stocks - China A Shares 0.4%
Kweichow Moutai, A Shares (CNH)  700 151
151
Total China (Cost $1,469) 1,524
FRANCE 6.9%
Common Stocks 6.9%
Hermes International  344 905
L'Oreal  1,263 469
LVMH Moet Hennessy Louis Vuitton  1,551 961
Pernod Ricard  2,010 199
Total France (Cost $1,975) 2,534
GERMANY 0.7%
Common Stocks 0.7%
Beiersdorf  1,976 255
Total Germany (Cost $286) 255
ITALY 1.2%
Common Stocks 1.2%
Davide Campari-Milano (2) 27,427 161

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Ferrari (USD)  687 294
Total Italy (Cost $292) 455
JAPAN 5.0%
Common Stocks 5.0%
Asics  12,400 263
Calbee  6,300 118
Sanrio  8,200 379
Seven & i Holdings  20,600 298
Sony Group  30,200 764
Total Japan (Cost $885) 1,822
NETHERLANDS 0.7%
Common Stocks 0.7%
Heineken  3,151 257
Total Netherlands (Cost $290) 257
PORTUGAL 0.4%
Common Stocks 0.4%
Jeronimo Martins  7,758 165
Total Portugal (Cost $115) 165
SINGAPORE 0.8%
Common Stocks 0.8%
Trip.com Group, ADR (USD)  4,933 314
Total Singapore (Cost $207) 314
SWITZERLAND 4.3%
Common Stocks 4.3%
Cie Financiere Richemont, Class A  1,448 253
Nestle  10,629 1,074
On Holding, Class A (USD) (1) 5,497 241
Total Switzerland (Cost $1,101) 1,568
UNITED KINGDOM 2.6%
Common Stocks 2.6%
InterContinental Hotels Group  1,815 195
Unilever (EUR)  12,832 765
Total United Kingdom (Cost $824) 960

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 70.3%
Common Stocks 69.7%
Amazon.com (1) 35,270 6,710
Apple  1,561 347
Booking Holdings  128 590
Burlington Stores (1) 3,006 716
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $752 (1)
(3)(4) 441 835
Cava Group (1) 3,368 291
Chipotle Mexican Grill (1) 16,353 821
Coca-Cola  21,415 1,534
Colgate-Palmolive  4,025 377
Costco Wholesale  2,239 2,118
Dollar General  4,261 375
DraftKings, Class A (1) 4,271 142
Eli Lilly  294 243
Floor & Decor Holdings, Class A (1) 2,811 226
Hilton Worldwide Holdings  3,587 816
Home Depot  5,080 1,862
Keurig Dr Pepper  6,236 213
Kroger  4,285 290
Lululemon Athletica (1) 371 105
Marriott International, Class A  404 96
McDonald's  3,583 1,119
Meta Platforms, Class A  474 273
Mondelez International, Class A  7,846 532
NIKE, Class B  2,910 185
O'Reilly Automotive (1) 672 963
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)
(3)(4) 25,556 10
PepsiCo  752 113
Procter & Gamble  12,147 2,070
Ross Stores  5,084 650
Starbucks  1,364 134
Visa, Class A  954 334
Wingstop  1,949 440
25,530
Convertible Preferred Stocks 0.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $53 (1)(3)(4) 31 58
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $19 (1)
(3)(4) 11 21

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(3)
(4) 5,539 121
200
Total United States (Cost $15,271) 25,730
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 244,208 244
Total Short-Term Investments (Cost $244) 244
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 145,293 145
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 145
Total Securities Lending Collateral (Cost $145) 145
Total Investments in Securities  100.4%
(Cost $23,549) $ 36,757
Other Assets Less Liabilities (0.4)% (146)
Net Assets 100.0% $ 36,611
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,045 and represents 2.9% of net assets.
(5) Seven-day yield

T. ROWE PRICE Global Consumer Fund

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(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 2,704  ¤  ¤ $ 389
Total $ 389^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $389.

T. ROWE PRICE Global Consumer Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Consumer Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Consumer Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Consumer Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Consumer Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $274,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,641 $ 8,682 $ 845 $ 36,168
Convertible Preferred Stocks — — 200 200
Short-Term Investments 244 — — 244
Securities Lending Collateral 145 — — 145
Total $ 27,030 $ 8,682 $ 1,045 $ 36,757
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 594 $ 251 $ 845
Convertible Preferred Stocks 177 23 200
Total $ 771 $ 274 $ 1,045

T. ROWE PRICE Global Consumer Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F31-054Q1 03/25